Label	Element	Value
Center Coast Brookfield Midstream Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BROOKFIELD INVESTMENT FUNDS Center Coast Brookfield Midstream Focus Fund (the “Fund”) Supplement dated February 3, 2022 to the Fund’s Prospectus dated January 28, 2022
Risk/Return [Heading]	rr_RiskReturnHeading	Center Coast Brookfield Midstream Focus Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance Table Correction
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Under the heading “Performance,” in the table, the performance information for the Alerian Midstream Energy Index is hereby amended, in pertinent part, as follows:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Capitalized terms used herein but not defined shall have the meanings assigned to them in the Fund’s Prospectus. Please retain this Supplement for reference.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2021, with maximum sales charge, if applicable
Center Coast Brookfield Midstream Focus Fund | Alerian Midstream Energy Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian Midstream Energy Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	38.42%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2],[3]

[1]	The Alerian MLP Index is the leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX). The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMNA) and on a total-return basis (AMNAX). The S&P 500® Index is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. Unless otherwise noted, all indices are Total Return indices (return includes price change + dividends/interest). Indexes are not managed and an investor cannot invest directly in an index.
[2]	Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.
[3]	The Predecessor Fund commenced operations on December 31, 2010.